Annual Fund Operating Expenses - CG Flagship Equity ETF - CG Flagship Equity ETF Class	Jul. 14, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.57%

[1]	Estimated for the current fiscal year.